RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
SEPARATE ACCOUNT NY-B OF RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK


                              PROSPECTUS SUPPLEMENT
                               DATED MARCH 1, 2004

                           SUPPLEMENT TO THE PROSPECTUSES
                                DATED MAY 1, 2003

                DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                                    ISSUED BY
                     RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
                         ("GOLDENSELECT DVA PLUS - NY")



The information in this supplement updates and amends certain information contained in the prospectus dated May 1, 2003. You should read and keep this supplement along with the prospectus.

Effective March 1, 2004, the information included in Appendix B, entitled "The Investment Portfolios" in the Prospectus regarding the ING Developing World Portfolio is replaced with the following:

---------------------- ---------------------------- ----------------------------------------------------------------------
FUND NAME              INVESTMENT ADVISER/          INVESTMENT OBJECTIVE(S)/SUMMARY
                       SUBADVISER                   OF PRINCIPAL INVESTMENT STRATEGIES
---------------------- ---------------------------- ----------------------------------------------------------------------
---------------------- ---------------------------- ----------------------------------------------------------------------
ING Developing World   Directed Services, Inc.      The Portfolio normally invests at least 80% of its assets in
Portfolio              Subadviser: IIM B.V.         securities of issuers located in at least three countries with emerging securities markets.  The Portfolio will provide
                                                    shareholders with at least 60 days prior notice of any change in this investment policy.  The Portfolio may invest up to 20% of its assets in securities of U.S. and other developed market issuers, including investment-grade debt securities of U.S. issuers.
---------------------- ---------------------------- ----------------------------------------------------------------------

Additionally, effective March 14, 2004, the Limited Maturity Bond Portfolio will no longer be available under your Contract for new premiums or reallocations from other investment options.








RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
ReliaStar Life Insurance Company of New York is a stock company domiciled in New York.

DVA Plus NY - 132035                                                   03/01/04